CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.400	$ 0.400	$ 0.400
Issuance of shares under employee stock plans (in shares)	89,574	137,029	111,258
Issuance of shares under stock grant programs (in shares)	49,536	150,376	73,857
Issuance of shares under deferred compensation plans (in shares)	37,437	7,995	9,046
Repurchase of shares (in shares)			144,900
Issuance of shares in exchange for employee stock notes receivable (in shares)			1,298